Deferred Revenues and Customer Advances (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenues and Customer Advances [Abstract]
Customer advances on equipment sales	$ 2,572,000
Prepaid license fees	275,000
Total Deferred revenues and customer advances	$ 2,847,000